                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-5696

                         RIVERSOURCE GLOBAL SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 01/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

              RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (8.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (2.5%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                            0.47%           $1,240,842(d,g)       $1,220,042
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A2
 01-15-10                            1.11               640,443(d,g)          624,832
Citibank Credit Card Issuance Trust
 Series 2007-A1 Cl A1
 03-22-12                            1.51             1,000,000(g)            969,375
College Loan Corp Trust
 Series 2003-2 Cl A3
 07-25-13                            1.36               169,695(g)            168,767
College Loan Corp Trust
 Series 2004-1 Cl A2
 04-25-16                            1.27               773,616(g)            770,152
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
 12-15-35                            0.57               175,603(g,h)           69,060
Ford Credit Floorplan Master Owner Trust
 Series 2006-3 Cl A
 06-15-11                            0.51               900,000(g)            871,331
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
 10-25-25                            1.47               491,590(g,h)          472,311
Northstar Education Finance
 Series 2007-1 Cl A2
 01-29-46                            1.20               750,000(g)            730,430
SLC Student Loan Trust
 Series 2006-A Cl A4
 01-15-19                            1.21             1,800,000(g)          1,707,749
SLM Student Loan Trust
 Series 2003-10A Cl A2
 12-16-19                            2.12             1,000,000(d,g)          999,056
SLM Student Loan Trust
 Series 2004-3 Cl A3
 04-25-16                            1.25               246,503(g)            244,533
SLM Student Loan Trust
 Series 2005-5 Cl A1
 01-25-18                            1.16                19,861(g)             19,747
SLM Student Loan Trust
 Series 2005-5 Cl A2
 10-25-21                            1.24             1,000,000(g)            951,719
SLM Student Loan Trust
 Series 2005-8 Cl A2
 07-25-22                            1.25             1,480,867(g)          1,410,974
SLM Student Loan Trust
 Series 2005-B Cl A1
 12-16-19                            2.04               339,587(g)            330,726
SLM Student Loan Trust
 Series 2006-2 Cl A2
 01-25-17                            1.16                36,819(g)             36,612
SLM Student Loan Trust
 Series 2006-5 Cl A2
 07-25-17                            1.15               391,024(g)            387,053
SLM Student Loan Trust
 Series 2006-A Cl A1
 03-16-20                            2.02               854,778(g)            829,135
SLM Student Loan Trust
 Series 2006-A Cl A2
 12-15-20                            2.08             2,000,000(g)          1,813,125
SLM Student Loan Trust
 Series 2006-C Cl A2
 09-15-20                            2.05             1,000,000(g)            950,156
SLM Student Loan Trust
 Series 2007-2 Cl A2
 07-25-17                            1.16             1,000,000(g)            922,656
                                                                      ---------------
Total                                                                      16,499,541
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (0.5%)(f)
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                            7.03               427,925               427,299
GS Mtge Securities II
 Series 2007-EOP Cl A2
 03-06-20                            0.56             1,200,000(d,g)          801,916
GS Mtge Securities II
 Series 2007-EOP Cl A3
 03-06-20                            0.61             1,770,000(d,g)        1,163,950
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP1 Cl A1
 03-15-46                            4.12               386,426               385,354
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A1
 01-15-39                            5.38             1,063,456             1,055,198
                                                                      ---------------
Total                                                                       3,833,717
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (0.2%)(f)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                            0.48               263,412(g)            200,632
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR2 Cl 2AB1
 11-19-37                            0.42               451,260(e)            332,268
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                            0.45               454,108(e)            409,274
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                            0.61               926,123(e)            246,873
                                                                      ---------------
Total                                                                       1,189,047
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.3%)
American Honda Finance
 02-05-10                            3.26             2,500,000(d,g)        2,417,810
-------------------------------------------------------------------------------------


BANKING (1.1%)
ANZ Natl Intl
 Bank Guaranteed
 08-07-09                            2.43               750,000(c,d,g)        749,406
Bank of America
 Sr Unsecured
 02-17-09                            2.30               640,000(g)            639,625
Bank of New York Mellon
 Sr Unsecured
 02-05-10                            3.26             3,000,000(g)          2,938,390
Bear Stearns Companies
 03-30-09                            1.56               750,000(g)            748,023
Citigroup
 Sr Unsecured
 06-09-09                            2.33               640,000(g)            635,764
Morgan Stanley
 Sr Unsecured
 02-09-09                            2.50               640,000(g)            638,977
US Bancorp
 Sr Unsecured
 02-04-10                            3.43             1,250,000(g)          1,239,516


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Wachovia Mtge FSB
 Sr Unsecured
 03-02-09                            2.34%             $400,000(g)           $398,693
                                                                      ---------------
Total                                                                       7,988,394
-------------------------------------------------------------------------------------


BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 10-22-09                            0.00               640,000(b,g,l)         84,800
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.9%)
Caterpillar Financial Services
 Sr Unsecured
 02-08-10                            2.84             2,000,000(g)          1,950,399
John Deere Capital
 Sr Unsecured
 01-18-11                            1.84             4,500,000(g)          4,295,543
                                                                      ---------------
Total                                                                       6,245,942
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Cardinal Health
 Sr Unsecured
 10-02-09                            1.71             2,080,000(g)          2,030,758
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.3%)
UnitedHealth Group
 Sr Unsecured
 03-02-09                            2.30               750,000(g)            746,336
 06-21-10                            1.71             1,500,000(g)          1,409,520
                                                                      ---------------
Total                                                                       2,155,856
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.4%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                            2.40             3,000,000(g)          2,946,882
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.4%)
Lincoln Natl
 Sr Unsecured
 04-06-09                            1.52             2,275,000(g)          2,249,090
Pricoa Global Funding I
 12-15-09                            2.05               400,000(d,g)          367,869
                                                                      ---------------
Total                                                                       2,616,959
-------------------------------------------------------------------------------------


MEDIA CABLE (0.4%)
Comcast
 07-14-09                            1.46             2,920,000(g)          2,881,149
-------------------------------------------------------------------------------------


RETAILERS (0.1%)
Home Depot
 Sr Unsecured
 12-16-09                            2.05               750,000(g)            732,137
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
ERAC USA Finance
 04-30-09                            1.42               825,000(d,g)          795,543
-------------------------------------------------------------------------------------


WIRELINES (0.5%)
Telefonica Emisiones
 06-19-09                            1.83             3,190,000(c,g)        3,159,536
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $59,395,781)                                                       $55,578,071
-------------------------------------------------------------------------------------





MONEY MARKET FUND (92.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%             641,726,333(i)       $641,726,333
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $641,726,333)                                                     $641,726,333
-------------------------------------------------------------------------------------





SHORT-TERM SECURITIES (0.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED
WhistleJacket Capital LLC
 02-25-08                            3.12%           $2,307,639(d,j,k)     $1,862,265
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $2,307,541)                                                         $1,862,265
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $703,429,655)(m)                                                  $699,166,669
=====================================================================================




INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2009



                                              CURRENCY TO               CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                BE DELIVERED               BE RECEIVED         APPRECIATION      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
Feb. 11, 2009                                       50,648,000              68,953,707       $4,118,036                $--
                                        European Monetary Unit             U.S. Dollar
--------------------------------------------------------------------------------------------------------------------------
Feb. 11, 2009                                      727,059,000             101,755,169               --         (3,273,096)
                                               Norwegian Krone             U.S. Dollar
--------------------------------------------------------------------------------------------------------------------------
Feb. 11, 2009                                      397,793,000              58,910,216        1,446,505                 --
                                               Norwegian Krone             U.S. Dollar
--------------------------------------------------------------------------------------------------------------------------
Feb. 11, 2009                                      164,340,324             112,032,000               --         (2,057,987)
                                                   U.S. Dollar           British Pound
--------------------------------------------------------------------------------------------------------------------------
Feb. 11, 2009                                       10,431,686               7,474,000          394,669                 --
                                                   U.S. Dollar           British Pound
--------------------------------------------------------------------------------------------------------------------------
Feb. 11, 2009                                      107,018,928             187,791,000               --        (11,741,649)
                                                   U.S. Dollar      New Zealand Dollar
--------------------------------------------------------------------------------------------------------------------------
Feb. 11, 2009                                       63,573,652             535,163,000          428,630                 --
                                                   U.S. Dollar           Swedish Krona
--------------------------------------------------------------------------------------------------------------------------
Feb. 12, 2009                                    8,923,714,000              99,685,139          294,143                 --
                                                  Japanese Yen             U.S. Dollar
--------------------------------------------------------------------------------------------------------------------------
Total                                                                                        $6,681,983       $(17,072,732)
--------------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2009, the value of foreign securities represented 0.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $11,002,689 or 1.6% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     FGIC  --   Financial Guaranty Insurance Company
     MBIA  --   MBIA Insurance Corporation


(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(j) In 2007 and 2008 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of Jan. 31, 2009, the Fund's only remaining SIV position was WhistleJacket Capital LLC (WJC). As of Jan. 31, 2009, the Fund valued WJC at $1.9 million, representing 0.3% of the Fund's net assets.

     WJC breached a financial covenant on Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's holding in WJC went into default as of its Feb. 25, 2008 maturity date ($3 million). Subsequently, the Fund received a partial payment of $0.7 million from WJC on Oct. 27, 2008, reducing the remaining outstanding principal amount for WJC to $2.3 million. The receivers continue to develop a restructuring plan which will likely result in the Fund receiving less than the remaining principal on its investment. Accordingly, this holding has been determined to be illiquid. As of March 23, 2009 the remaining position of WJC has been fair valued at $1.8 million.

(k) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(l)  This position is in bankruptcy.

(m) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $703,430,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                          $1,000
     Unrealized depreciation                                                      (4,264,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(4,263,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
3 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $641,726,334      $55,168,796     $2,271,539     $699,166,669
Other financial instruments*                                --      (10,390,749)            --      (10,390,749)

---------------------------------------------------------------------------------------------------------------
Total                                             $641,726,334      $44,778,047     $2,271,539     $688,775,920
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Oct. 31, 2008                                                     $2,271,378
  Accrued discounts/premiums                                                           161
  Realized gain (loss)                                                                  --
  Change in unrealized appreciation (depreciation)                                      --
  Net purchases (sales)                                                                 --
  Transfers in and/or out of Level 3                                                    --

--------------------------------------------------------------------------------------------
Balance as of Jan. 31, 2009                                                     $2,271,539
--------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE EMERGING MARKETS BOND FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (86.8%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (1.1%)
Banco Hipotecario
 Sr Unsecured
 04-27-16                             9.75%              $975,000(d)         $351,000
Industrias Metalurgicas Pescarmona
 Sr Unsecured
 10-22-14                            11.25              1,750,000(d)          791,875
Republic of Argentina
 09-12-13                             7.00              1,000,000             400,000
Republic of Argentina
 Sr Unsecured
 12-15-35                             5.00             12,950,000(b)          367,780
                                                                      ---------------
Total                                                                       1,910,655
-------------------------------------------------------------------------------------


BRAZIL (14.0%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                             6.37              6,950,000(d)        6,324,499
Bertin Ltda
 Sr Unsecured
 10-05-16                            10.25                580,000(d)          301,600
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                             6.00              7,800,000           7,722,000
 10-14-19                             8.88              4,238,000           4,947,865
Marfrig Overseas
 11-16-16                             9.63              1,130,000(d)          788,175
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                            10.09              4,850,000(d)        1,326,335
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 07-01-10                            10.00                419,600           1,807,528
 01-01-12                            10.00                320,000           1,352,618
                                                                      ---------------
Total                                                                      24,570,620
-------------------------------------------------------------------------------------


CAYMAN ISLANDS (1.6%)
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
 05-31-18                             5.21              3,471,295(d,f)      1,874,499
TGI Intl
 10-03-17                             9.50                900,000(d)          857,250
                                                                      ---------------
Total                                                                       2,731,749
-------------------------------------------------------------------------------------


COLOMBIA (5.2%)
Republic of Colombia
 01-27-17                             7.38              1,200,000           1,213,200
 09-18-37                             7.38              5,150,000           4,699,375
Republic of Colombia
 (Colombian Peso)
 10-22-15                            12.00          2,918,000,000          $1,370,207
 06-28-27                             9.85            966,000,000             441,621
Republic of Colombia
 Sr Nts
 03-18-19                             7.38              1,000,000             990,000
Santa Fe de Bogota
 (Colombian Peso) Sr Unsecured
 07-26-28                             9.75          1,377,000,000(d)          481,721
                                                                      ---------------
Total                                                                       9,196,124
-------------------------------------------------------------------------------------


DOMINICAN REPUBLIC (0.8%)
Aes Dominicana Energia Finance
 12-13-15                            11.00              1,050,000(d)          472,500
Cerveceria Nacional Dominicana
 03-27-12                            16.00              1,450,000(d)          844,045
EGE Haina Finance
 04-26-17                             9.50                450,000(d)          159,750
                                                                      ---------------
Total                                                                       1,476,295
-------------------------------------------------------------------------------------


EL SALVADOR (2.1%)
Republic of El Salvador
 04-10-32                             8.25              1,850,000(d)        1,452,250
 06-15-35                             7.65              3,010,000(d)        2,287,600
                                                                      ---------------
Total                                                                       3,739,850
-------------------------------------------------------------------------------------


GABON (0.5%)
Republic of Gabonese
 12-12-17                             8.20              1,200,000(d)          828,000
-------------------------------------------------------------------------------------


INDONESIA (7.1%)
Govt of Indonesia
 (Indonesian Rupiah)
 10-15-14                            11.00          6,000,000,000             518,556
 07-15-17                            10.00         20,000,000,000           1,590,463
 09-15-19                            11.50          9,000,000,000             763,917
 07-15-22                            10.25         25,200,000,000           1,930,945
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88                650,000(d)          513,500
 10-12-35                             8.50              4,400,000(d)        3,388,000
 02-17-37                             6.63              1,950,000(d)        1,306,500
 01-17-38                             7.75              3,500,000(d)        2,415,000
                                                                      ---------------
Total                                                                      12,426,881
-------------------------------------------------------------------------------------


IRAQ (0.3%)
Republic of Iraq
 01-15-28                             5.80             $1,200,000(d)         $528,000
-------------------------------------------------------------------------------------


KAZAKHSTAN (1.6%)
Kazkommerts Intl
 11-03-15                             8.00                450,000(d)          207,000
KazMunaiGaz Finance
 07-02-18                             9.13              3,395,000(d)        2,399,789
Temir Capital for JSC TemirBank
 Bank Guaranteed
 05-21-14                             9.50                850,000(d)          232,568
                                                                      ---------------
Total                                                                       2,839,357
-------------------------------------------------------------------------------------


LUXEMBOURG (4.1%)
Gaz Capital
 Secured
 11-22-16                             6.21              4,150,000(d)        3,071,001
 08-16-37                             7.29              3,450,000(d)        2,139,000
MHP
 Sr Secured
 11-30-11                            10.25              1,250,000(d)          500,000
TNK-BP Finance
 07-18-16                             7.50                400,000(d)          228,000
 03-20-17                             6.63                800,000(d)          468,000
 03-13-18                             7.88              1,525,000(d)          854,000
                                                                      ---------------
Total                                                                       7,260,001
-------------------------------------------------------------------------------------


MEXICO (10.5%)
Controladora Comerical Mexicana
 (Mexican Peso)
 03-30-27                             8.70             31,700,000(d,j)        659,887
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                             9.00             11,600,000             856,328
 12-18-14                             9.50             29,500,000           2,242,946
Pemex Project Funding Master Trust
 03-01-18                             5.75              8,600,000(d,i)      7,310,000
 06-15-35                             6.63              5,204,000           4,129,931
 06-15-38                             6.63              1,500,000(d,i)      1,252,500
Petroleos Mexicanos
 05-03-19                             8.00              1,000,000(d,i)        997,500
Vitro
 02-01-17                             9.13              4,120,000(j)          988,800
                                                                      ---------------
Total                                                                      18,437,892
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


NETHERLANDS (1.2%)
Intergas Finance
 05-14-17                             6.38%              $300,000(d)         $179,810
Majapahit Holding
 10-17-16                             7.75              1,600,000(d)        1,040,000
 06-28-17                             7.25              1,450,000(d)          870,000
 06-29-37                             7.88                200,000(d)          100,000
                                                                      ---------------
Total                                                                       2,189,810
-------------------------------------------------------------------------------------


PANAMA (0.8%)
Republic of Panama
 Sr Unsecured
 09-30-27                             8.88                500,000             545,000
 01-26-36                             6.70              1,000,000             905,000
                                                                      ---------------
Total                                                                       1,450,000
-------------------------------------------------------------------------------------


PERU (2.9%)
Republic of Peru
 Sr Unsecured
 02-06-15                             9.88                800,000             938,000
 03-14-37                             6.55              4,600,000           4,094,000
                                                                      ---------------
Total                                                                       5,032,000
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (4.0%)
Natl Power
 11-02-16                             6.88                900,000(d)          782,218
Republic of Philippines
 01-15-16                             8.00              1,750,000           1,820,000
 10-21-24                             9.50                921,000             994,680
 01-14-31                             7.75              1,106,000           1,072,820
Republic of Philippines
 Sr Unsecured
 06-17-19                             8.38              2,250,000           2,325,938
                                                                      ---------------
Total                                                                       6,995,656
-------------------------------------------------------------------------------------


RUSSIA (6.7%)
Alfa MTN Markets/ABH Financial
 06-25-12                             8.20                850,000(d)          531,250
Gazstream
 07-22-13                             5.63                493,887(d)          444,498
RSHB Capital for Russian Agricultural Bank
 Secured
 05-29-18                             7.75                500,000(d)          335,000
Russian Federation
 03-31-30                             7.50              6,527,780(d)        6,030,037
Russian Standard Finance
 Sr Secured
 05-05-11                             8.63              1,350,000(d)          607,500
TransCapitalInvest for Transneft
 Secured
 08-07-18                             8.70              5,100,000(d)        3,873,751
                                                                      ---------------
Total                                                                      11,822,036
-------------------------------------------------------------------------------------


SOUTH KOREA (1.6%)
Export-Import Bank of Korea
 Sr Nts
 01-21-14                             8.13              1,100,000           1,079,579
Korea Development Bank
 Sr Nts
 01-23-14                             8.00              1,850,000           1,818,108
                                                                      ---------------
Total                                                                       2,897,687
-------------------------------------------------------------------------------------


TURKEY (9.5%)
Republic of Turkey
 03-15-15                             7.25              1,500,000           1,485,000
 04-03-18                             6.75              3,400,000           3,179,000
 03-11-19                             7.00              3,100,000           2,929,500
 06-05-20                             7.00              3,000,000           2,670,000
 02-14-34                             8.00                720,000             655,200
 03-17-36                             6.88              6,650,000           5,253,499
 03-05-38                             7.25                600,000             508,500
                                                                      ---------------
Total                                                                      16,680,699
-------------------------------------------------------------------------------------


UKRAINE (0.3%)
Credit Suisse First Boston Intl for Ex-Im Bank of Ukraine
 Secured
 02-09-16                             8.40                300,000[#]           54,000
Govt of Ukraine
 06-26-12                             6.39              1,050,000(d)          504,000
                                                                      ---------------
Total                                                                         558,000
-------------------------------------------------------------------------------------


UNITED KINGDOM (0.9%)
UK SPV Credit Finance for JSC Commercial Bank Privatbank
 Secured
 02-06-12                             8.00                700,000(d)          187,250
Vedanta Resources
 Sr Unsecured
 07-18-18                             9.50              2,300,000(d)        1,334,000
                                                                      ---------------
Total                                                                       1,521,250
-------------------------------------------------------------------------------------


URUGUAY (2.6%)
Republic of Uruguay
 05-17-17                             9.25              1,200,000           1,248,000
Republic of Uruguay
 Pay-in-kind
 01-15-33                             7.88                    500(e)              415
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                             4.25             78,258,064(h)        1,842,626
 06-26-37                             3.70             15,972,682(h)          308,673
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63              1,383,939           1,138,290
                                                                      ---------------
Total                                                                       4,538,004
-------------------------------------------------------------------------------------


VENEZUELA (7.5%)
Petroleos de Venezuela
 04-12-17                             5.25             10,000,000           3,850,000
 04-12-27                             5.38              1,000,000             320,000
Republic of Venezuela
 02-26-16                             5.75              5,999,500           2,714,774
 12-09-20                             6.00                200,000              77,000
 05-07-23                             9.00              9,750,000           4,411,875
 03-31-38                             7.00              2,000,000             750,000
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50              1,794,000           1,004,640
                                                                      ---------------
Total                                                                      13,128,289
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $200,577,961)                                                     $152,758,855
-------------------------------------------------------------------------------------





MONEY MARKET FUND (11.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              19,562,560(g)        $19,562,560
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $19,562,560)                                                       $19,562,560
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $220,140,521)(k)                                                  $172,321,415
=====================================================================================




INVESTMENTS IN DERIVATIVES


CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2009



                                                                                                             UNAMORTIZED
                                   REFERENCED           BUY/SELL   PAY/RECEIVE    EXPIRATION    NOTIONAL       PREMIUM
COUNTERPARTY                         ENTITY            PROTECTION   FIXED RATE       DATE        AMOUNT    (PAID) RECEIVED
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank        CDX Emerging Markets Index      Buy         2.65%    June 20, 2013  $2,000,000     $(362,929)
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Intl (and    CDX Emerging Markets Index     Sell         2.65     June 20, 2013  15,000,000       (56,697)
  Barclays)
--------------------------------------------------------------------------------------------------------------------------
Total
--------------------------------------------------------------------------------------------------------------------------

                            UNREALIZED
COUNTERPARTY               DEPRECIATION
--------------------------------------------
JPMorgan Chase Bank            $(47,709)
--------------------------------------------
Merrill Lynch Intl (and      (2,420,843)
  Barclays)
--------------------------------------------
Total                       $(2,468,552)
--------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2009



                                                        FUND
                                   FLOATING         PAY/RECEIVE     FIXED      EXPIRATION       NOTIONAL      UNREALIZED
COUNTERPARTY                      RATE INDEX       FLOATING RATE     RATE         DATE           AMOUNT      APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Intl            3-month USD LIBOR         Pay          4.15%   Aug. 12, 2013    $10,000,000       $897,895
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Intl            3-month USD LIBOR         Pay          4.02    Sept. 2, 2013      3,000,000        246,912
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                         $1,144,807
--------------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $64,430,658 or 36.6% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(h) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) At Jan. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,575,295.

(j) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(k) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $220,141,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $569,000
     Unrealized depreciation                                                      (48,389,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(47,820,000)
     ----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
3 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, and it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $19,562,560      $148,188,383     $4,570,472     $172,321,415
Other financial instruments*                               --        (2,468,552)     1,144,807       (1,323,745)

---------------------------------------------------------------------------------------------------------------
Total                                             $19,562,560      $145,719,831     $5,715,279     $170,997,670
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Oct. 31, 2008                                          $4,355,051           $257,106
  Accrued discounts/premiums                                             20,524                 --
  Realized gain (loss)                                                   17,574                  *
  Change in unrealized appreciation (depreciation)                      234,119            887,701
  Net purchases (sales)                                                 (56,796)                --
  Transfers in and/or out of Level 3                                         --                 --

----------------------------------------------------------------------------------------------------
Balance as of Jan. 31, 2009                                          $4,570,472         $1,144,807
----------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Nov. 1, 2008 to Jan. 31, 2009 for Other financial instruments was $55,768.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                          RIVERSOURCE GLOBAL BOND FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (95.2%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.1%)
Republic of Argentina
 09-12-13                             7.00%              $748,000            $299,200
Republic of Argentina
 Sr Unsecured
 12-15-35                             2.28              2,900,000(e)           82,360
                                                                      ---------------
Total                                                                         381,560
-------------------------------------------------------------------------------------


AUSTRALIA (1.8%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
 11-12-09                             3.38                745,000             946,306
New South Wales Treasury
 (Australian Dollar)
 05-01-12                             6.00              6,845,000           4,618,009
Queensland Treasury
 (Australian Dollar)
 07-14-09                             6.00              4,140,000           2,665,626
Telstra
 Sr Unsecured
 04-01-12                             6.38                500,000             506,675
                                                                      ---------------
Total                                                                       8,736,616
-------------------------------------------------------------------------------------


AUSTRIA (1.4%)
Republic of Austria
 (European Monetary Unit)
 07-15-14                             4.30              4,945,000           6,611,477
-------------------------------------------------------------------------------------


BELGIUM (1.5%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                             4.50                420,000             500,308
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                             3.00              2,965,000           3,858,726
 09-28-12                             5.00              2,185,000           2,988,092
                                                                      ---------------
Total                                                                       7,347,126
-------------------------------------------------------------------------------------


BERMUDA (--%)
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-15                             8.88                 95,000(d,g)         87,400
-------------------------------------------------------------------------------------


BRAZIL (0.8%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                             6.37                535,000(d)          486,850
Federative Republic of Brazil
 01-15-18                             8.00                299,000             320,827
Federative Republic of Brazil Sr Unsecured
 01-17-17                             6.00                307,000             303,930
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 07-01-10                            10.00                629,000           2,709,569
                                                                      ---------------
Total                                                                       3,821,176
-------------------------------------------------------------------------------------


CANADA (4.8%)
Canadian Natural Resources
 Sr Unsecured
 02-01-39                             6.75                310,000             237,928
Canadian Pacific Railway
 (Canadian Dollar)
 06-15-10                             4.90                380,000(d)          307,066
EnCana
 Sr Unsecured
 11-01-11                             6.30              1,940,000           1,868,094
Govt of Canada
 (Canadian Dollar)
 06-01-18                             4.25              1,940,000           1,739,951
Nexen
 Sr Unsecured
 05-15-37                             6.40              1,970,000           1,451,181
Petro-Canada
 Sr Unsecured
 05-15-38                             6.80              1,630,000           1,181,409
Province of British Columbia
 (Canadian Dollar)
 06-18-14                             5.30              1,840,000           1,653,493
Province of Ontario
 (Canadian Dollar)
 03-08-14                             5.00              3,935,000           3,489,005
Province of Quebec
 (Canadian Dollar)
 12-01-17                             4.50              1,700,000           1,396,519
Royal Bank of Canada
 (European Monetary Unit) Sr Unsecured
 01-18-13                             3.25                630,000             764,877
TELUS
 Sr Unsecured
 06-01-11                             8.00              5,480,000           5,628,574
Thomson Reuters
 10-01-14                             5.70              2,465,000           2,272,535
 07-15-18                             6.50                150,000             139,069
Toronto-Dominion Bank
 (European Monetary Unit) Sr Unsecured
 05-14-15                             5.38                600,000             745,109
Videotron
 04-15-18                             9.13                130,000(d)          127,400
                                                                      ---------------
Total                                                                      23,002,210
-------------------------------------------------------------------------------------


COLOMBIA (0.1%)
Republic of Colombia
 01-27-17                             7.38                380,000             384,180
 09-18-37                             7.38                260,000             237,250
                                                                      ---------------
Total                                                                         621,430
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.5%)
Czech Republic
 (Czech Koruna)
 10-18-10                             2.55             19,010,000             870,264
 06-16-13                             3.70             29,800,000           1,361,588
                                                                      ---------------
Total                                                                       2,231,852
-------------------------------------------------------------------------------------


DENMARK (0.6%)
Danske Bank
 (European Monetary Unit)
 03-16-10                             3.33                750,000(h)          958,527
Nykredit Realkredit
 (Danish Krone)
 04-01-28                             5.00             11,804,943           1,965,902
                                                                      ---------------
Total                                                                       2,924,429
-------------------------------------------------------------------------------------


FRANCE (3.7%)
BNP Paribas
 (European Monetary Unit) Sr Sub Nts
 12-17-12                             5.25                555,000             720,087
Credit Agricole
 (European Monetary Unit) Sr Unsecured
 06-24-13                             6.00                550,000             717,792
Electricite de France
 (European Monetary Unit) Sr Unsecured
 02-05-18                             5.00                750,000             943,164
France Telecom
 (European Monetary Unit) Sr Unsecured
 02-21-17                             4.75              1,680,000           2,030,531
Govt of France
 (European Monetary Unit)
 04-25-12                             5.00              3,065,000           4,245,212
 04-25-13                             4.00              5,420,000           7,297,969
 10-25-16                             5.00              1,180,000           1,667,500


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FRANCE (CONT.)
Veolia Environnement
 (European Monetary Unit)
 01-16-17                             4.38%               225,000            $250,869
                                                                      ---------------
Total                                                                      17,873,124
-------------------------------------------------------------------------------------


GERMANY (7.8%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
 04-22-13                             1.40            300,000,000           3,214,374
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-10                             5.25              4,215,000           5,679,011
 07-04-27                             6.50              4,650,000           7,737,619
 07-04-28                             4.75              2,575,000           3,569,565
 07-04-34                             4.75              6,235,000           8,791,506
Corealcredit Bank
 (European Monetary Unit) Series 501
 09-02-09                             5.00              1,800,000(d)        2,340,868
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                             5.50              2,475,000           3,217,777
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                             5.75              2,055,000(d)        2,760,860
                                                                      ---------------
Total                                                                      37,311,580
-------------------------------------------------------------------------------------


GREECE (1.2%)
Hellenic Republic
 (European Monetary Unit)
 08-20-12                             4.10              1,545,000           1,926,384
Hellenic Republic
 (European Monetary Unit) Sr Unsub
 10-22-22                             5.90              2,860,000           3,671,844
                                                                      ---------------
Total                                                                       5,598,228
-------------------------------------------------------------------------------------


INDONESIA (0.5%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                            10.25         21,944,000,000           1,681,455
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88               $750,000(d)          592,500
 10-12-35                             8.50                190,000(d)          146,300
 01-17-38                             7.75                153,000(d)          105,570
                                                                      ---------------
Total                                                                       2,525,825
-------------------------------------------------------------------------------------


ITALY (3.5%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                             3.00              2,140,000           2,778,859
 04-15-12                             4.00              2,320,000           3,057,027
 08-01-15                             3.75                850,000           1,079,149
 02-01-19                             4.25                770,000             965,664
 11-01-26                             7.25              2,536,283           3,999,301
 11-01-27                             6.50              1,025,000           1,498,026
Telecom Italia Capital
 11-15-13                             5.25              3,775,000           3,394,778
                                                                      ---------------
Total                                                                      16,772,804
-------------------------------------------------------------------------------------


JAPAN (13.2%)
Development Bank of Japan
 (Japanese Yen)
 06-20-12                             1.40            502,000,000           5,736,341
Govt of Japan CPI Linked
 (Japanese Yen)
 12-10-17                             1.20            435,864,000(m)        4,289,114
 03-10-18                             1.40            532,270,000(m)        5,299,855
Govt of Japan
 (Japanese Yen)
 09-20-10                             0.80            245,000,000           2,747,719
 06-20-12                             1.40            430,000,000           4,923,963
 12-20-12                             1.00          1,063,000,000          12,014,103
 12-20-14                             1.30            195,000,000           2,229,396
 09-20-17                             1.70            771,000,000           9,019,568
 12-20-22                             1.40            366,000,000           3,921,679
 12-20-26                             2.10            884,000,000          10,135,225
 12-20-34                             2.40            223,000,000           2,692,317
                                                                      ---------------
Total                                                                      63,009,280
-------------------------------------------------------------------------------------


JERSEY (0.3%)
ASIF III Jersey
 (Japanese Yen) Sr Secured
 07-15-09                             0.95            130,000,000           1,354,340
-------------------------------------------------------------------------------------


LUXEMBOURG (0.3%)
Gaz Capital
 Secured
 08-16-37                             7.29                230,000(d)          142,600
Tyco Electronics Group
 01-15-14                             5.95              1,305,000           1,188,909
                                                                      ---------------
Total                                                                       1,331,509
-------------------------------------------------------------------------------------


MALAYSIA (0.3%)
Petronas Capital
 05-22-12                             7.00              1,350,000(d)        1,430,899
-------------------------------------------------------------------------------------
MEXICO (1.2%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                             9.00             26,060,000           1,923,784
 12-17-15                             8.00             44,460,000           3,149,631
Pemex Project Funding Master Trust
 03-01-18                             5.75                617,000(d,g)        524,450
United Mexican States
 Sr Unsecured
 09-27-34                             6.75                270,000             254,475
Vitro
 02-01-17                             9.13                550,000(b)          132,000
                                                                      ---------------
Total                                                                       5,984,340
-------------------------------------------------------------------------------------


NETHERLANDS (5.0%)
Allianz Finance II
 (European Monetary Unit)
 11-23-16                             4.00                400,000             480,084
BMW Finance
 (European Monetary Unit)
 01-22-14                             4.25              1,175,000           1,406,306
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                             4.00              1,835,000           2,197,796
E.ON Intl Finance
 (European Monetary Unit)
 10-02-17                             5.50                535,000             691,483
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                             5.00              2,880,000           3,977,104
 07-15-13                             4.25              5,545,000           7,469,190
 07-15-16                             4.00              2,050,000           2,682,409
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                             4.75              1,205,000           1,455,010
Nederlandse Waterschapsbank
 (British Pound) Sr Unsub
 06-07-10                             5.38                850,000           1,278,614
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                             4.13              1,000,000           1,299,110
Telefonica Europe
 09-15-10                             7.75              1,010,000           1,067,683
                                                                      ---------------
Total                                                                      24,004,789
-------------------------------------------------------------------------------------


NEW ZEALAND (0.6%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                             6.50              4,700,000           2,643,054
-------------------------------------------------------------------------------------


NORWAY (0.8%)
Govt of Norway
 (Norwegian Krone)
 05-16-11                             6.00             24,950,000           3,893,583
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
 01-15-16                             8.00                100,000             104,000
 01-14-31                             7.75                340,000             329,800
                                                                      ---------------
Total                                                                         433,800
-------------------------------------------------------------------------------------


POLAND (1.2%)
Govt of Poland
 (Polish Zloty)
 03-24-10                             5.75             19,830,000           5,756,819
-------------------------------------------------------------------------------------


RUSSIA (--%)
Russian Federation
 03-31-30                             7.50                142,100(d)          131,265
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.2%)
Republic of South Africa
 (South African Rand)
 08-31-10                            13.00             10,607,500(q)        1,133,374
-------------------------------------------------------------------------------------


SOUTH KOREA (0.4%)
Korea Development Bank
 (Japanese Yen)
 06-28-10                             0.87            200,000,000           2,099,495
-------------------------------------------------------------------------------------


SPAIN (2.6%)
AyT Cedulas Cajas Global
 (European Monetary Unit)
 06-14-18                             4.25              1,500,000           1,718,732
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                             3.50              2,900,000           3,696,399


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SPAIN (CONT.)
Govt of Spain
 (European Monetary Unit)
 07-30-17                             5.50%             2,050,000          $2,849,453
Instituto de Credito Oficial
 (European Monetary Unit)
 06-30-09                             3.50              1,400,000           1,800,334
Santander Intl Debt
 (European Monetary Unit) Bank Guaranteed
 04-11-11                             5.13              1,200,000           1,561,086
Telefonica Emisiones SAU
 (European Monetary Unit)
 02-02-16                             4.38                550,000             643,937
                                                                      ---------------
Total                                                                      12,269,941
-------------------------------------------------------------------------------------


SUPRA-NATIONAL (0.6%)
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-11                             5.50              1,945,000           3,050,837
-------------------------------------------------------------------------------------


SWEDEN (0.4%)
Govt of Sweden
 (Swedish Krona)
 03-15-11                             5.25             15,560,000           2,007,338
-------------------------------------------------------------------------------------


TUNISIA (0.4%)
Banque Centrale de Tunisie
 (Japanese Yen)
 08-02-10                             3.30            190,000,000           2,122,488
-------------------------------------------------------------------------------------


TURKEY (0.1%)
Republic of Turkey
 04-03-18                             6.75               $204,000             190,740
 03-17-36                             6.88                540,000             426,600
                                                                      ---------------
Total                                                                         617,340
-------------------------------------------------------------------------------------


UKRAINE (--%)
Govt of Ukraine
 Sr Unsecured
 11-14-17                             6.75                480,000(d)          209,170
-------------------------------------------------------------------------------------


UNITED KINGDOM (5.0%)
Abbey Natl Treasury Services
 (European Monetary Unit) Bank Guaranteed
 05-27-09                             4.06                850,000(h)        1,081,620
Bank of Scotland
 (European Monetary Unit)
 02-12-09                             3.50              1,900,000           2,431,099
British Sky Broadcasting Group
 02-15-18                             6.10              1,850,000(d)        1,564,166
BT Group
 Sr Unsecured
 12-15-10                             8.63                550,000             577,469
SABMiller
 01-15-14                             5.70              1,275,000(d)        1,169,661
United Kingdom Treasury
 (British Pound)
 03-07-12                             5.00              1,090,000           1,709,586
 09-07-14                             5.00              4,040,000           6,495,337
 03-07-18                             5.00              1,260,000           2,005,677
 03-07-25                             5.00                940,000           1,449,798
 12-07-27                             4.25              1,300,000           1,815,856
 03-07-36                             4.25              1,000,000           1,394,060
 12-07-38                             4.75              1,200,000           1,836,187
 12-07-49                             4.25                400,000             552,438
                                                                      ---------------
Total                                                                      24,082,954
-------------------------------------------------------------------------------------


UNITED STATES (33.9%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                             5.49              1,025,000(j)          963,019
Anadarko Petroleum
 Sr Unsecured
 09-15-16                             5.95                970,000             875,086
AT&T
 Sr Unsecured
 01-15-38                             6.30              1,015,000             985,564
 02-15-39                             6.55                870,000(g)          866,798
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                             5.45              2,075,000(f)        1,359,213
Bank of America
 Sr Unsecured
 05-01-18                             5.65                105,000              95,180
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                             4.00                291,576(f)          263,285
Brandywine Operating Partnership LP
 05-01-17                             5.70                315,000             157,264
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
 11-20-14                             4.46              1,749,208(d,f)      1,747,042
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                             7.00                605,000             618,769
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75              1,230,000           1,220,816
Chesapeake Energy
 01-15-16                             6.63                150,000             126,750
 01-15-16                             6.88                265,000             227,238
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43              1,700,000(f)        1,224,288
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-7 Cl 2A3A
 09-25-35                             5.16              3,771,373(f,i)      2,437,508
Citigroup
 (European Monetary Unit) Sr Unsecured
 05-21-10                             3.88                590,000             724,337
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              1,570,000           1,464,025
Comcast
 03-15-11                             5.50              1,945,000           1,979,784
 03-15-37                             6.45                205,000             196,583
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             0.75                400,000(d,f,h)      320,189
Communications & Power Inds
 02-01-12                             8.00                 15,000              13,650
ConAgra Foods
 Sr Unsecured
 08-01-27                             6.70              1,065,000           1,071,219
Cott Beverages USA
 12-15-11                             8.00                271,000             154,470
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50                740,502(f)          467,522
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                             6.00              1,279,776(f)        1,030,999
Coventry Health Care
 Sr Unsecured
 08-15-14                             6.30                460,000             312,812
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                             5.04                849,999(d,j)        782,883
Crown Americas LLC/Capital
 11-15-15                             7.75                160,000             161,600
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                             4.60                600,000(f)          509,131
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82                836,068(f)          780,839
CSC Holdings
 Sr Nts
 04-15-14                             8.50                580,000(d)          568,400
CSC Holdings
 Sr Unsecured Series B
 07-15-09                             8.13                211,000             212,055
CSX
 Sr Unsecured
 03-15-13                             5.75              1,295,000           1,246,352
 04-01-15                             6.25              1,000,000             959,523
DIRECTV Holdings LLC/Financing
 05-15-16                             7.63                625,000             614,063
Dr Pepper Snapple Group
 05-01-18                             6.82                490,000             463,632
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                             5.30                725,000             733,292
Duke Energy Indiana
 1st Mtge
 08-15-38                             6.35                940,000             937,017
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              1,600,000(d,j)      1,081,009
EchoStar DBS
 10-01-14                             6.63                740,000             673,400


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
El Paso
 Sr Unsecured
 12-12-13                            12.00%              $555,000            $593,850
 06-15-14                             6.88                175,000             161,438
Erac USA Finance
 10-15-17                             6.38              2,395,000(d)        1,441,894
ERP Operating LP
 Sr Unsecured
 06-15-17                             5.75                485,000             391,462
Exelon
 Sr Unsecured
 06-15-10                             4.45              1,000,000             968,497
Federal Home Loan Mtge Corp #A11799
 08-01-33                             6.50                187,403(f)          196,461
Federal Home Loan Mtge Corp #A15881
 11-01-33                             5.00              1,107,047(f)        1,131,946
Federal Home Loan Mtge Corp #E91486
 09-01-17                             6.50                171,618(f)          178,966
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00                497,116(f)          512,767
Federal Natl Mtge Assn
 10-15-14                             4.63              3,880,000(q)        4,246,544
 11-15-30                             6.63              2,300,000           2,948,368
Federal Natl Mtge Assn #254686
 04-01-18                             5.50              1,160,956(f)        1,200,751
Federal Natl Mtge Assn #254722
 05-01-18                             5.50                604,944(f)          625,680
Federal Natl Mtge Assn #545874
 08-01-32                             6.50                200,808(f)          212,178
Federal Natl Mtge Assn #555528
 04-01-33                             6.00                910,198(f)          943,458
Federal Natl Mtge Assn #555734
 07-01-23                             5.00                788,555(f)          804,956
Federal Natl Mtge Assn #555740
 08-01-18                             4.50              1,067,351(f)        1,091,116
Federal Natl Mtge Assn #555851
 01-01-33                             6.50              1,042,215(f)        1,094,011
Federal Natl Mtge Assn #575487
 04-01-17                             6.50                487,024(f)          513,771
Federal Natl Mtge Assn #621581
 12-01-31                             6.50                238,174(f)          251,494
Federal Natl Mtge Assn #633966
 03-01-17                             6.00                108,012(f)          112,741
Federal Natl Mtge Assn #634749
 03-01-17                             5.50                532,351(f)          553,275
Federal Natl Mtge Assn #640996
 05-01-32                             7.50                432,606(f)          459,718
Federal Natl Mtge Assn #643381
 06-01-17                             6.00                270,679(f)          282,530
Federal Natl Mtge Assn #645053
 05-01-32                             7.00                712,684(f)          757,251
Federal Natl Mtge Assn #646147
 06-01-32                             7.00                317,781(f)          338,706
Federal Natl Mtge Assn #652284
 08-01-32                             6.50                315,781(f)          331,277
Federal Natl Mtge Assn #653145
 07-01-17                             6.00                179,299(f)          186,738
Federal Natl Mtge Assn #653730
 09-01-32                             6.50                144,615(f)          152,448
Federal Natl Mtge Assn #655589
 08-01-32                             6.50              1,244,792(f)        1,319,207
Federal Natl Mtge Assn #666424
 08-01-32                             6.50                232,666(f)          244,083
Federal Natl Mtge Assn #670461
 11-01-32                             7.50                166,451(f)          176,883
Federal Natl Mtge Assn #677333
 01-01-33                             6.00              3,530,628(f)        3,659,642
Federal Natl Mtge Assn #688034
 03-01-33                             5.50                428,058(f)          441,776
Federal Natl Mtge Assn #688691
 03-01-33                             5.50                703,630(f)          722,965
Federal Natl Mtge Assn #711503
 06-01-33                             5.50                894,475(f)          920,617
Federal Natl Mtge Assn #735029
 09-01-13                             5.32                622,005(f)          640,087
Federal Natl Mtge Assn #741850
 09-01-33                             5.50              1,632,936(f)        1,677,808
Federal Natl Mtge Assn #753507
 12-01-18                             5.00              1,858,492(f)        1,918,056
Federal Natl Mtge Assn #755498
 11-01-18                             5.50                877,417(f)          908,569
Federal Natl Mtge Assn #756236
 01-01-34                             6.00              3,432,273(f,l)      3,573,510
Federal Natl Mtge Assn #756788
 11-01-33                             6.50                215,637(f)          225,738
Federal Natl Mtge Assn #845229
 11-01-35                             5.50              1,510,991(f)        1,549,206
Federal Natl Mtge Assn #928019
 01-01-37                             5.50              2,011,821(f,l)      2,061,132
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                             8.38                435,000             361,050
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25                450,000(d,f)        394,882
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                             6.63              3,450,000           1,766,867
General Electric Capital
 Sr Unsecured
 01-10-39                             6.88                530,000             469,596
Genworth Financial Assurance Holdings
 (Japanese Yen) Sr Unsecured
 06-20-11                             1.60            198,000,000             913,980
Goldman Sachs Group
 Sr Nts
 02-15-19                             7.50                 70,000(g)           68,356
Govt Natl Mtge Assn #604708
 10-15-33                             5.50                856,993(f)          880,681
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                           261.64                433,397(f,k)          8,366
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88                500,000(f)          456,993
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.28              1,250,000(d,f,h)      760,076
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.80                775,000(f)          114,585
GSR Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-10F Cl 6A1
 09-25-34                             5.00              4,105,902(f)        3,434,846
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                             4.79              2,229,996(f,i)      1,878,733
Indiana Michigan Power
 Sr Unsecured
 03-15-37                             6.05                850,000             675,147
INVISTA
 Sr Unsecured
 05-01-12                             9.25                950,000(d)          674,500
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13                217,932(f)          203,141
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                151,345(f)          141,566
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77              1,200,000(f)        1,018,247
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                             5.00              2,425,000(f)        1,429,750
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.20                675,000(d,f)         96,482
Lamar Media
 08-15-15                             6.63                560,000             420,000
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97                750,000(f)          665,361
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             5.86                750,000(f)          602,801
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                             5.37                800,000(f)          530,314
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88              1,320,000(b,p)        184,800
Liberty Media LLC
 Sr Unsecured
 05-15-13                             5.70                395,000             293,890
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                             5.63              1,500,000           1,092,929
Marathon Oil
 Sr Unsecured
 03-15-18                             5.90              1,870,000           1,670,037
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                             5.13                765,000(d)          732,033
MGM MIRAGE
 02-27-14                             5.88                 69,000              38,985


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
MGM MIRAGE
 Sr Secured
 11-15-13                            13.00%              $251,000(d,q)       $225,273
Morgan Guaranty Trust
 (European Monetary Unit) Sr Unsecured
 03-12-09                             4.38              1,580,000           2,020,572
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                             4.34                284,511(f)          280,295
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59                750,000(f)          650,801
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.80                575,000(f)          465,856
NALCO
 11-15-11                             7.75                255,000             246,075
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              2,400,000(k)          433,874
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                            50.00              1,050,000(k)           90,510
Nevada Power
 08-01-18                             6.50                360,000             351,503
NewPage
 Sr Secured
 05-01-12                            10.00                380,000             146,300
News America
 11-15-37                             6.65                430,000             399,909
Nextel Communications
 Series D
 08-01-15                             7.38              1,135,000             533,450
Nextel Communications
 Series E
 10-31-13                             6.88                 70,000(q)           33,950
NiSource Finance
 01-15-19                             6.80                700,000             500,741
Northwest Pipeline
 Sr Unsecured
 04-15-17                             5.95              1,085,000           1,005,650
NRG Energy
 02-01-16                             7.38                875,000             833,438
Omnicare
 12-15-13                             6.75                305,000             281,363
 12-15-15                             6.88                 60,000              54,000
Owens-Brockway Glass Container
 05-15-13                             8.25                370,000             371,850
PacifiCorp
 1st Mtge
 07-15-38                             6.35                750,000             760,637
PetroHawk Energy
 Sr Nts
 08-01-14                            10.50                480,000(d)          457,200
Potomac Electric Power
 1st Mtge
 12-15-38                             7.90                460,000             535,899
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13              1,650,000           1,725,531
Pricoa Global Funding I
 Sr Secured
 10-18-12                             5.40              1,310,000(d)        1,192,656
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                             5.30              1,370,000           1,321,246
Quicksilver Resources
 08-01-15                             8.25                870,000             700,350
Qwest
 Sr Unsecured
 10-01-14                             7.50                175,000             159,250
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57                550,136             525,446
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13              2,940,000           2,234,899
SandRidge Energy
 06-01-18                             8.00                370,000(d)          288,600
Sierra Pacific Power
 Series M
 05-15-16                             6.00              2,935,000           2,778,369
Southern California Gas
 1st Mtge
 03-15-14                             5.50                955,000           1,008,766
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              2,290,000(d)        1,998,025
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50              2,740,809(f)        2,262,987
Toyota Motor Credit
 (European Monetary Unit)
 02-12-10                             4.00                150,000             192,652
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                             6.40              3,590,000           3,441,233
U.S. Treasury
 12-31-13                             1.50                665,000(q)          655,285
 11-15-18                             3.75              3,420,000(l)        3,682,930
 02-15-38                             4.38              2,610,000           2,958,273
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00              5,692,140(m)        5,660,136
 01-15-15                             1.63              2,740,169(m)        2,654,582
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88              2,380,000           2,434,601
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65                970,000             990,117
Verizon Wireless Capital LLC
 Sr Unsecured
 02-01-14                             5.55              2,920,000(d,g)      2,901,224
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                             3.89                803,991(f)          801,829
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09                800,000(f)          678,396
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58                500,000(f)          414,643
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73                900,000(f)          743,896
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                             5.34              3,860,000(f)        1,578,093
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50              4,295,968(f)        3,224,829
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00              3,515,133(f)        2,344,155
Windstream
 08-01-16                             8.63                215,000             211,775
 03-15-19                             7.00                 40,000              35,400
XTO Energy
 Sr Unsecured
 02-01-14                             4.90              2,225,000           2,130,663
 01-31-15                             5.00                720,000             645,301
 06-30-15                             5.30              1,880,000           1,698,789
                                                                      ---------------
Total                                                                     162,283,244
-------------------------------------------------------------------------------------


URUGUAY (0.1%)
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63                575,000             472,938
-------------------------------------------------------------------------------------


VENEZUELA (0.2%)
Petroleos de Venezuela
 04-12-17                             5.25                770,000             296,450
Republic of Venezuela
 02-26-16                             5.75                290,000             131,225
 05-07-23                             9.00                596,000             269,690
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50                160,000              89,600
                                                                      ---------------
Total                                                                         786,965
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $490,344,750)                                                     $456,956,599
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%        $1,130,000              $609,838
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $1,129,887)                                                           $609,838
-------------------------------------------------------------------------------------



SENIOR LOANS (0.7%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
NETHERLANDS (0.1%)
Nielsen Finance LLC
 Term Loan
 08-09-13                          2.41-4.39%          $856,690(c)           $686,423



UNITED STATES (0.6%)
Charter Communications LLC
 Term Loan
 03-06-14                          3.18-4.29          1,227,306               940,779
Community Health Systems
 Delayed Draw Term Loan
 07-25-14                          2.72-3.40             21,702                18,300
Community Health Systems
 Term Loan
 07-25-14                          4.44-4.45            424,328               357,827
HCA
 Tranche B1 Term Loan
 11-18-13                               3.71            649,396               536,636
Idearc
 Tranche B Term Loan
 11-17-14                          2.42-3.46            403,779               137,192
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.73-2.81            718,980               510,475
                                                                             --------
Total                                                                       2,501,209
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $3,996,712)                                                         $3,187,632
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.47%                                    4,055,276(o)          $4,055,276
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,055,276)                                                         $4,055,276
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (1.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     8,969,236             $8,969,236
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $8,969,236)                                                         $8,969,236
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $508,495,861)(r)                                                  $473,778,581
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Euro-Bobl, 5-year                                      1              $147,985      March 2009             $(886)
Euro-Bund, 10-year                                    71            11,122,722      March 2009          (117,490)
Japanese Govt Bond, 10-year                            7            10,829,381      March 2009           (12,287)
United Kingdom Long GILT, 10-year                     10             1,700,945      March 2009            37,071
U.S. Long Bond, 20-year                               37             4,688,016      March 2009            58,615
U.S. Treasury Note, 2-year                            24             5,223,000      April 2009            56,864
U.S. Treasury Note, 5-year                          (108)          (12,762,563)     April 2009          (295,318)
U.S. Treasury Note, 10-year                          (67)           (8,219,016)     March 2009          (346,044)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(619,475)
------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2009



                                               CURRENCY TO               CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED               BE RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Feb. 5, 2009                                         50,705,000               2,625,298         $290,827               $--
                                                   Czech Koruna             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Feb. 6, 2009                                         15,730,000               5,236,003          710,279                --
                                                   Polish Zloty             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Feb. 9, 2009                                            527,000                 718,596           43,961                --
                                         European Monetary Unit             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Feb. 12, 2009                                           214,389                 370,000               --           (26,678)
                                                    U.S. Dollar      New Zealand Dollar
---------------------------------------------------------------------------------------------------------------------------
Feb. 17, 2009                                         2,336,336               3,500,000               --           (47,615)
                                                    U.S. Dollar        Singapore Dollar
---------------------------------------------------------------------------------------------------------------------------
Feb. 18, 2009                                         2,256,800               1,550,000               --           (11,656)
                                                    U.S. Dollar           British Pound
---------------------------------------------------------------------------------------------------------------------------
Feb. 23, 2009                                        13,585,118           1,205,000,000               --          (162,902)
                                                    U.S. Dollar            Japanese Yen
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                         $1,045,067         $(248,851)
---------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $27,789,393 or 5.8% of net assets.

(e) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Jan. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,514,823.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance
     MBIA   --   MBIA Insurance Corporation


(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2009.

(l) At Jan. 31, 2009, investments in securities included securities valued at $1,829,702 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(p)  This position is in bankruptcy.

(q)  At Jan. 31, 2009, security was partially or fully on loan.


--------------------------------------------------------------------------------
7  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(r) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $508,496,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $18,500,000
     Unrealized depreciation                                                      (53,217,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(34,717,000)
     ----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $32,592,378      $434,813,551     $6,372,652     $473,778,581
Other financial instruments*                         (607,188)          796,216        (12,287)         176,741

---------------------------------------------------------------------------------------------------------------
Total                                             $31,985,190      $435,609,767     $6,360,365     $473,955,322
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Oct. 31, 2008                                          $4,636,313           $28,672
  Accrued discounts/premiums                                             (9,404)               --
  Realized gain (loss)                                                   (4,764)                *
  Change in unrealized appreciation (depreciation)                     (223,123)          (40,959)
  Net purchases (sales)                                                (928,485)               --
  Transfers in and/or out of Level 3                                  2,902,115                --

----------------------------------------------------------------------------------------------------
Balance as of Jan. 31, 2009                                          $6,372,652          $(12,287)
----------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Nov. 1, 2008 to Jan. 31, 2009 for Other financial instruments was $1,038,880.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (90.6%)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (9.6%)
Cisco Systems                                          143,102(b,e)        $2,142,237
NICE Systems ADR                                        59,200(b,c,e)       1,136,048
QUALCOMM                                                76,473              2,642,142
Riverbed Technology                                    107,200(b)           1,088,080
                                                                      ---------------
Total                                                                       7,008,507
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (17.5%)
Acer                                                   837,000(c)           1,036,898
Apple                                                   17,403(b)           1,568,532
Electronics for Imaging                                 46,500(b)             413,385
EMC                                                    234,100(b)           2,584,464
Hewlett-Packard                                         63,441              2,204,575
HTC                                                     72,000(c)             681,521
IBM                                                     10,641(e)             975,248
NetApp                                                 221,000(b)           3,277,429
                                                                      ---------------
Total                                                                      12,742,052
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Koninklijke (Royal) KPN                                 38,108(c)             507,159
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.9%)
Avnet                                                   69,300(b)           1,373,526
Ingenico                                                38,798(c)             642,156
LG Display                                              20,000(c)             382,482
Murata Mfg                                              14,100(c)             533,819
Nidec                                                   13,600(c)             653,660
                                                                      ---------------
Total                                                                       3,585,643
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Varian Medical Systems                                   3,200(b)             118,816
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (6.3%)
Akamai Technologies                                     14,100(b,e)           190,068
Ariba                                                   54,900(b,e)           419,436
GigaMedia                                               29,200(b,c)           191,844
Open Text                                               72,900(b,c)         2,553,687
SonicWALL                                              146,300(b,e)           514,976
VeriSign                                                14,300(b)             276,133
Yahoo!                                                  39,200(b)             459,816
                                                                      ---------------
Total                                                                       4,605,960
-------------------------------------------------------------------------------------


IT SERVICES (0.4%)
Rolta India                                            174,330(c)             325,888
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                              4,600                 58,052
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Marvell Technology Group                               439,280(b,c)         3,202,352
Spansion Cl A                                           51,901(b)               3,477
SUMCO                                                   26,800(c)             346,914
                                                                      ---------------
Total                                                                       3,552,743
-------------------------------------------------------------------------------------


SOFTWARE (45.8%)
Amdocs                                                 247,400(b,c,e)       4,186,008
Aspen Technology                                        88,000(b)             580,800
BMC Software                                           147,700(b)           3,741,241
Cadence Design Systems                                 177,400(b,e)           670,572
Check Point Software Technologies                      274,800(b,c)         6,229,716
Magma Design Automation                                 89,800(b,e)           103,270
McAfee                                                 172,500(b)           5,259,525
Mentor Graphics                                        195,900(b)             912,894
Microsoft                                               29,354                501,953
Parametric Technology                                   79,300(b)             713,700
Perfect World ADR                                       29,200(b,c,e)         432,452
Shanda Interactive Entertainment ADR                    20,100(b,c,e)         584,910
Symantec                                               290,226(b,e)         4,449,165
Synopsys                                               220,000(b)           4,070,000
Ubisoft Entertainment                                   35,789(b,c)           503,798
VanceInfo Technologies ADR                              78,800(b,c)           370,360
                                                                      ---------------
Total                                                                      33,310,364
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Vodafone Group                                          96,576(c)             179,299
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $66,116,334)                                                       $65,994,483
-------------------------------------------------------------------------------------



MONEY MARKET FUND (10.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              7,723,169(d)          $7,723,169
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,723,169)                                                         $7,723,169
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL  RECEIVED FOR SECURITIES ON LOAN (3.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     2,503,155             $2,503,155
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $2,503,155)                                                         $2,503,155
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $76,342,658)(f)                                                    $76,220,807
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 33.9% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(e)  At Jan. 31, 2009, security was partially or fully on loan.


--------------------------------------------------------------------------------
1  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Global Technology Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $76,343,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $5,222,000
     Unrealized depreciation                                                      (5,344,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                   $(122,000)
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $76,220,807          $--             $--        $76,220,807








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       THREADNEEDLE EMERGING MARKETS FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (96.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
BERMUDA (0.5%)
Credicorp                                                27,512            $1,136,246
-------------------------------------------------------------------------------------


BRAZIL (17.9%)
AmBev ADR                                                28,783             1,174,059
Banco Itau Holding Financeira                           573,000             5,799,096
BM&F BOVESPA                                          1,183,100             3,408,673
Companhia Energetica de Minas Gerais                    174,600             2,364,845
Companhia Vale do Rio Doce ADR                          643,902             9,085,458
Cyrela Brazil Realty                                    542,400             2,172,403
Multiplan Empreendimentos Imobiliarios                  379,600(b)          2,288,717
Petroleo Brasileiro ADR                                 219,112             5,740,734
Redecard                                                931,600            10,531,654
                                                                      ---------------
Total                                                                      42,565,639
-------------------------------------------------------------------------------------


CHINA (13.9%)
Bank of China Series H                                7,241,000(f)          1,897,812
China Construction Bank Series H                      7,570,000             3,692,215
China Life Insurance Series H                         2,262,000             5,953,751
China Medical Technologies ADR                           73,787             1,131,892
CNOOC ADR                                                74,691             6,426,414
Industrial & Commercial Bank of China Series
 H                                                   14,103,000(f)          5,962,913
Li Ning                                               1,605,500(f)          2,230,034
PetroChina ADR                                           29,402             2,168,986
Ping An Insurance Group of China Series H               824,000(f)          3,569,281
                                                                      ---------------
Total                                                                      33,033,298
-------------------------------------------------------------------------------------


CZECH REPUBLIC (1.9%)
CEZ                                                     131,826             4,497,209
-------------------------------------------------------------------------------------


HONG KONG (7.6%)
China Mobile                                          1,681,000            15,132,568
China Overseas Land & Investment                      2,245,280             2,936,471
                                                                      ---------------
Total                                                                      18,069,039
-------------------------------------------------------------------------------------


INDIA (7.4%)
Bharat Heavy Electricals                                 66,258             1,766,014
Bharti Airtel                                           252,975(b)          3,247,445
Housing Development Finance                              84,113             2,597,179
Infosys Technologies                                    260,395             6,841,023
Reliance Inds                                           114,040             3,042,522
                                                                      ---------------
Total                                                                      17,494,183
-------------------------------------------------------------------------------------


INDONESIA (0.1%)
Bumi Resources                                        6,918,000(g)            301,073
-------------------------------------------------------------------------------------


ISRAEL (3.6%)
Israel Chemicals                                        403,858             2,753,894
Teva Pharmaceutical Inds ADR                            140,432             5,820,906
                                                                      ---------------
Total                                                                       8,574,800
-------------------------------------------------------------------------------------


MALAYSIA (2.1%)
British American Tobacco                                 48,600               595,184
IOI                                                   1,432,300             1,536,212
Telekom Malaysia                                      3,278,700             2,870,828
                                                                      ---------------
Total                                                                       5,002,224
-------------------------------------------------------------------------------------


MEXICO (6.6%)
America Movil ADR Series L                              292,822             8,348,355
CEMEX ADR                                               133,383(b)          1,039,054
Desarrolladora Homex ADR                                 56,238(b)          1,072,459
Grupo Financiero Banorte Series O                       867,500             1,145,859
Grupo Televisa ADR                                      118,554             1,658,570
Wal-Mart de Mexico Series V                           1,121,400(f)          2,341,699
                                                                      ---------------
Total                                                                      15,605,996
-------------------------------------------------------------------------------------


PERU (0.5%)
Compania de Minas Buenaventura ADR                       64,198             1,209,490
-------------------------------------------------------------------------------------


RUSSIA (5.7%)
Eurasia Drilling GDR                                    236,717(d,e)          859,552
Gazprom ADR                                             438,169             5,661,144
LUKOIL ADR                                               91,917             2,997,791
Novolipetsk Steel GDR                                    97,500(d,e)          825,639
Pharmstandard                                            72,811(b)            970,938
Sibirskiy Cement                                         24,589               374,982
X5 Retail Group GDR                                     267,918(b,d,e)      1,811,223
                                                                      ---------------
Total                                                                      13,501,269
-------------------------------------------------------------------------------------


SOUTH AFRICA (6.7%)
ABSA Group                                              260,809             2,352,464
Gold Fields                                             405,170             4,266,432
Impala Platinum Holdings                                142,881             1,637,380
Sasol                                                   181,637             4,842,117
Truworths Intl                                          782,901             2,689,743
                                                                      ---------------
Total                                                                      15,788,136
-------------------------------------------------------------------------------------


SOUTH KOREA (13.4%)
Hyundai Mobis                                            52,255             2,433,526
Infopia                                                  63,837               728,255
KT                                                      108,050             3,094,919
KT&G                                                     68,981             4,133,068
NHN                                                      17,108(b)          1,694,979
POSCO ADR                                                35,479             2,253,626
Samsung Electronics                                      25,312             7,533,099
Samsung Fire & Marine Insurance                          29,126             3,444,100
Samsung Securities                                       54,922             2,456,694
Yuhan                                                    26,755             3,872,609
                                                                      ---------------
Total                                                                      31,644,875
-------------------------------------------------------------------------------------


TAIWAN (6.6%)
Asustek Computer                                      1,468,062             1,326,099
Chunghwa Telecom                                      1,894,460             2,859,699
First Financial Holding                               4,093,764             1,755,435
Hon Hai Precision Industry                            1,071,250             1,881,794
MediaTek                                                267,000             1,917,522
Taiwan Semiconductor Mfg                              3,082,000             3,777,071
Tripod Technology                                     1,227,155             1,213,164
U-Ming Marine Transport                                 796,000               931,487
                                                                      ---------------
Total                                                                      15,662,271
-------------------------------------------------------------------------------------


TURKEY (1.0%)
BIM Birlesik Magazalar                                   54,178             1,159,902
Turkiye Garanti Bankasi                                 838,651(b)          1,135,039
                                                                      ---------------
Total                                                                       2,294,941
-------------------------------------------------------------------------------------


UNITED KINGDOM (1.0%)
Antofagasta                                             384,057             2,308,449
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $320,766,242)                                                     $228,689,138
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (4.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     11,599,240           $11,599,240
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $11,599,240)                                                       $11,599,240
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $332,365,482)(h)                                                  $240,288,378
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Auto Components                                                           1.0%            $2,433,526
Beverages                                                                 0.5              1,174,059
Capital Markets                                                           1.0              2,456,694
Chemicals                                                                 1.2              2,753,894
Commercial Banks                                                         10.5             24,877,080
Computers & Peripherals                                                   0.6              1,326,099
Construction Materials                                                    0.4              1,039,054
Diversified Financial Services                                            1.4              3,408,673
Diversified Telecommunication Services                                    3.7              8,825,446
Electric Utilities                                                        2.9              6,862,054
Electrical Equipment                                                      0.7              1,766,014
Electronic Equipment, Instruments & Components                            1.3              3,094,958
Energy Equipment & Services                                               0.4                859,552
Food & Staples Retailing                                                  2.2              5,312,824
Food Products                                                             0.6              1,536,212
Health Care Equipment & Supplies                                          0.8              1,860,147
Household Durables                                                        1.4              3,244,862
Insurance                                                                 5.5             12,967,132
Internet Software & Services                                              0.7              1,694,979
IT Services                                                               7.3             17,372,677
Leisure Equipment & Products                                              0.9              2,230,034
Marine                                                                    0.4                931,487
Media                                                                     0.7              1,658,570
Metals & Mining                                                           9.1             21,586,474
Multi-Utilities                                                           0.2                374,982
Oil, Gas & Consumable Fuels                                              13.3             31,180,780
Pharmaceuticals                                                           4.5             10,664,453
Real Estate Management & Development                                      2.2              5,225,188
Semiconductors & Semiconductor Equipment                                  5.6             13,227,692
Specialty Retail                                                          1.1              2,689,743
Thrifts & Mortgage Finance                                                1.1              2,597,179
Tobacco                                                                   2.0              4,728,252
Wireless Telecommunication Services                                      11.3             26,728,368
Other(1)                                                                  4.9             11,599,240

----------------------------------------------------------------------------------------------------
Total                                                                                   $240,288,378
----------------------------------------------------------------------------------------------------



(1) Cash & Cash Equivalents.


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2009



                                                        CURRENCY TO         CURRENCY TO       UNREALIZED
EXCHANGE DATE                                          BE DELIVERED         BE RECEIVED      APPRECIATION
------------------------------------------------------------------------------------------------------------------
Feb. 2, 2009                                                10,050,000          993,089          $7,312
                                                    South African Rand      U.S. Dollar
------------------------------------------------------------------------------------------------------------------
Feb. 4, 2009                                                 3,350,000          335,949           7,456
                                                    South African Rand      U.S. Dollar
------------------------------------------------------------------------------------------------------------------
Total                                                                                           $14,768
------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $3,496,414 or 1.5% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Eurasia Drilling GDR*                11-02-07 thru 04-15-08      $5,578,172
     Novolipetsk Steel GDR*                      01-27-09              1,140,137
     X5 Retail Group GDR*                 12-16-08 thru 01-28-09       2,444,987


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f)  At Jan. 31, 2009, security was partially or fully on loan.

(g) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(h) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $332,365,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $3,906,000
     Unrealized depreciation                                                      (95,983,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(92,077,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
3  THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $64,330,343      $175,958,035         $--        $240,288,378
Other financial instruments*                               --            14,768          --              14,768

---------------------------------------------------------------------------------------------------------------
Total                                             $64,330,343      $175,972,803         $--        $240,303,146
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         THREADNEEDLE GLOBAL EQUITY FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.6%)
CSL                                                     254,872            $6,006,750
-------------------------------------------------------------------------------------


BERMUDA (2.4%)
Accenture Cl A                                          150,146             4,738,608
PartnerRe                                                66,838             4,379,894
                                                                      ---------------
Total                                                                       9,118,502
-------------------------------------------------------------------------------------


BRAZIL (1.2%)
Petroleo Brasileiro ADR                                 165,113             4,325,961
-------------------------------------------------------------------------------------


CANADA (1.9%)
Barrick Gold                                            124,296             4,659,858
Research In Motion                                       28,926(b)          1,602,500
ShawCor Cl A                                             72,000               858,263
                                                                      ---------------
Total                                                                       7,120,621
-------------------------------------------------------------------------------------


DENMARK (0.9%)
Vestas Wind Systems                                      70,000(b)          3,372,022
-------------------------------------------------------------------------------------


FINLAND (0.9%)
Nokia                                                   159,067             1,949,301
Talvivaara Mining                                       600,000(b)          1,506,567
                                                                      ---------------
Total                                                                       3,455,868
-------------------------------------------------------------------------------------


FRANCE (0.5%)
France Telecom                                           87,761             1,966,334
-------------------------------------------------------------------------------------


GERMANY (5.5%)
Allianz                                                  43,511             3,644,279
E.ON                                                     54,547             1,768,571
K+S                                                      33,380             1,583,389
Linde                                                    52,819             3,546,074
MTU Aero Engines Holding                                 73,186             2,042,689
RWE                                                      36,846             2,876,510
Siemens                                                  94,278(d)          5,308,152
                                                                      ---------------
Total                                                                      20,769,664
-------------------------------------------------------------------------------------


HONG KONG (2.9%)
Esprit Holdings                                         445,400             2,364,297
Great Eagle Holdings                                  2,017,607             2,465,960
Hongkong & Shanghai Hotels                            2,828,000             2,074,144
Sun Hung Kai Properties                                 448,000             3,969,153
                                                                      ---------------
Total                                                                      10,873,554
-------------------------------------------------------------------------------------


JAPAN (8.1%)
AMADA                                                   383,000             1,831,299
Canon                                                    67,700             1,848,185
GOLDCREST                                                56,600             1,349,839
Honda Motor                                             197,800             4,548,098
KDDI                                                        393             2,455,059
Mitsubishi Estate                                       407,000             5,339,833
Mitsubishi UFJ Financial Group                          289,800             1,608,420
Nintendo                                                 15,500             4,807,639
Sony Financial Holdings                                   2,048             6,753,407
                                                                      ---------------
Total                                                                      30,541,779
-------------------------------------------------------------------------------------


MEXICO (1.2%)
America Movil ADR Series L                              155,218             4,425,265
-------------------------------------------------------------------------------------


NETHERLANDS (0.4%)
Fugro                                                    60,000             1,621,017
-------------------------------------------------------------------------------------


PORTUGAL (0.5%)
Galp Energia Series B                                   187,199             1,983,924
-------------------------------------------------------------------------------------


RUSSIA (0.2%)
Mobile Telesystems ADR                                   30,000               639,000
-------------------------------------------------------------------------------------


SINGAPORE (1.5%)
DBS Group Holdings                                      968,000             5,576,035
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.8%)
First Uranium                                           792,200(b)          2,910,600
-------------------------------------------------------------------------------------


SOUTH KOREA (0.7%)
Samsung Electronics                                       8,039             2,795,565
-------------------------------------------------------------------------------------


SPAIN (1.6%)
Gamesa Tecnologica                                       62,533             1,047,122
Inditex                                                  64,574             2,457,200
Telefonica                                              140,000             2,481,649
                                                                      ---------------
Total                                                                       5,985,971
-------------------------------------------------------------------------------------


SWITZERLAND (9.1%)
Nestle                                                  371,181            12,832,194
Novartis                                                196,024             8,057,508
Roche Holding                                            64,000             8,987,730
Syngenta                                                 21,598             4,178,281
                                                                      ---------------
Total                                                                      34,055,713
-------------------------------------------------------------------------------------


TAIWAN (0.3%)
Asustek Computer                                      1,114,293             1,006,540
-------------------------------------------------------------------------------------


UNITED KINGDOM (8.9%)
Anglo American                                          169,620             3,049,957
Autonomy                                                182,608(b)          2,870,330
BG Group                                                336,105             4,606,320
Home Retail Group                                       522,126             1,547,711
HSBC Holdings                                           427,254             3,313,598
Intl Power                                              656,446             2,573,583
SOCO Intl                                                73,459(b)          1,054,031
Tesco                                                   638,114             3,296,449
Tullow Oil                                              528,799             5,271,865
Vodafone Group                                        3,212,558             5,964,296
                                                                      ---------------
Total                                                                      33,548,140
-------------------------------------------------------------------------------------


UNITED STATES (48.0%)
Adobe Systems                                           126,335(b)          2,439,529
Aon                                                      75,963             2,814,429
Arch Coal                                               109,101             1,657,244
AT&T                                                    111,590             2,747,346
Cisco Systems                                           240,920(b)          3,606,573
Cliffs Natural Resources                                 60,379             1,398,981
Coca-Cola                                               120,757             5,158,739
Comcast Cl A                                            432,615             6,337,809
CVS Caremark                                            137,713             3,701,725
Devon Energy                                             77,055             4,746,587
Diamond Offshore Drilling                                22,642             1,421,012
eBay                                                    100,216(b)          1,204,596
ENSCO Intl                                               52,491             1,436,154
Genzyme                                                  83,200(b)          5,734,144
Gilead Sciences                                          72,165(b)          3,663,817
Goldman Sachs Group                                      14,294             1,153,955
Google Cl A                                              16,119(b)          5,456,765
IBM                                                     112,478            10,308,609
Johnson & Johnson                                       200,328            11,556,923
JPMorgan Chase & Co                                     297,432             7,587,490
KeyCorp                                                 265,526             1,933,030
Laboratory Corp of America Holdings                      83,120(b)          4,920,704
Lowe's Companies                                        120,000             2,192,400
McAfee                                                   80,559(b)          2,456,244
Merck & Co                                               88,013             2,512,771
Microsoft                                               475,742             8,135,187
Norfolk Southern                                         45,765             1,755,545
Oracle                                                  373,402(b)          6,284,356
PepsiCo                                                  95,039             4,773,809
Pfizer                                                  381,014             5,555,184
Philip Morris Intl                                      102,368             3,802,971
Plum Creek Timber                                        65,648             2,019,989
Procter & Gamble                                        121,607             6,627,582
QUALCOMM                                                 75,000             2,591,250
Republic Services                                       132,040             3,414,554
Schering-Plough                                         201,953             3,546,295


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED STATES (CONT.)
St. Jude Medical                                         76,051(b)         $2,765,975
Synovus Financial                                       253,313             1,003,119
Thermo Fisher Scientific                                116,628(b)          4,190,444
Travelers Companies                                     184,253(d)          7,119,537
Ultra Petroleum                                          50,984(b)          1,826,757
Valero Energy                                           159,013             3,835,393
Wal-Mart Stores                                         126,976             5,983,110
Walt Disney                                             131,204             2,713,299
WellPoint                                                98,572(b)          4,085,809
                                                                      ---------------
Total                                                                     180,177,741
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $537,591,765)                                                     $372,276,566
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%               3,717,513(e)         $3,717,513
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,717,513)                                                         $3,717,513
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (2.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     10,801,700           $10,801,700
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $10,801,700)                                                       $10,801,700
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $552,110,978)(f)                                                  $386,795,779
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       0.5%            $2,042,689
Automobiles                                                               1.2              4,548,098
Beverages                                                                 2.6              9,932,548
Biotechnology                                                             4.1             15,404,711
Capital Markets                                                           0.3              1,153,955
Chemicals                                                                 2.5              9,307,744
Commercial Banks                                                          3.6             13,434,202
Commercial Services & Supplies                                            0.9              3,414,554
Communications Equipment                                                  2.6              9,749,624
Computers & Peripherals                                                   3.0             11,315,149
Diversified Financial Services                                            2.0              7,587,490
Diversified Telecommunication Services                                    1.9              7,195,329
Electric Utilities                                                        0.5              1,768,571
Electrical Equipment                                                      1.2              4,419,144
Energy Equipment & Services                                               1.4              5,336,446
Food & Staples Retailing                                                  3.5             12,981,284
Food Products                                                             3.4             12,832,194
Health Care Equipment & Supplies                                          0.7              2,765,975
Health Care Providers & Services                                          2.4              9,006,513
Hotels, Restaurants & Leisure                                             0.6              2,074,144
Household Durables                                                        0.4              1,349,839
Household Products                                                        1.8              6,627,582
Independent Power Producers & Energy Traders                              0.7              2,573,583
Industrial Conglomerates                                                  1.4              5,308,152
Insurance                                                                 6.6             24,711,546
Internet & Catalog Retail                                                 0.4              1,547,711
Internet Software & Services                                              1.8              6,661,361
IT Services                                                               1.3              4,738,608
Life Sciences Tools & Services                                            1.1              4,190,444
Machinery                                                                 0.5              1,831,299
Media                                                                     2.4              9,051,108
Metals & Mining                                                           3.6             13,525,963
Multi-Utilities                                                           0.8              2,876,510
Office Electronics                                                        0.5              1,848,185
Oil, Gas & Consumable Fuels                                               7.8             29,308,082
Pharmaceuticals                                                          10.6             40,216,411
Real Estate Investment Trusts (REITs)                                     0.5              2,019,989
Real Estate Management & Development                                      3.1             11,774,946
Road & Rail                                                               0.5              1,755,545
Semiconductors & Semiconductor Equipment                                  0.7              2,795,565
Software                                                                  7.2             26,993,285


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Specialty Retail                                                          1.9%            $7,013,897
Tobacco                                                                   1.0              3,802,971
Wireless Telecommunication Services                                       3.6             13,483,620
Other(1)                                                                  3.9             14,519,213
----------------------------------------------------------------------------------------------------
Total                                                                                   $386,795,779
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $552,111,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $1,512,000
     Unrealized depreciation                                                     (166,827,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(165,315,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                        $223,236,902      $163,558,877         $--        $386,795,779








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     THREADNEEDLE GLOBAL EQUITY INCOME FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (89.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.9%)
Australia & New Zealand Banking Group                  15,988                $132,600
Lend Lease                                             24,499                 103,439
Transurban Group                                       36,367                 117,131
                                                                      ---------------
Total                                                                         353,170
-------------------------------------------------------------------------------------


BRAZIL (2.7%)
Cia de Bebidas das Americas                             5,300                 216,839
Cia Vale do Rio Doce ADR                               17,036                 206,817
Petroleo Brasileiro                                     6,400                  68,989
                                                                      ---------------
Total                                                                         492,645
-------------------------------------------------------------------------------------


CHINA (1.0%)
CNOOC                                                 208,000                 179,020
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.5%)
Telefonica O2 Czech Republic GDR                        4,722                  88,080
-------------------------------------------------------------------------------------


DENMARK (0.4%)
TrygVesta                                               1,364                  80,825
-------------------------------------------------------------------------------------


FINLAND (2.9%)
Nokia                                                  11,208                 137,349
Sampo Series A                                         15,349                 246,354
Wartsila                                                5,442                 145,601
                                                                      ---------------
Total                                                                         529,304
-------------------------------------------------------------------------------------


FRANCE (3.7%)
France Telecom                                          6,209                 139,116
Total                                                   4,834                 240,862
Vivendi                                                11,284                 290,638
                                                                      ---------------
Total                                                                         670,616
-------------------------------------------------------------------------------------


GERMANY (4.7%)
BASF                                                    6,314                 184,170
Bayer                                                   3,365(b)              179,200
Deutsche Telekom                                       11,251                 136,611
K+S                                                     2,552                 121,055
RWE                                                     3,013(b)              235,221
                                                                      ---------------
Total                                                                         856,257
-------------------------------------------------------------------------------------


GREECE (1.0%)
OPAP                                                    6,070                 176,568
-------------------------------------------------------------------------------------


HONG KONG (4.7%)
Champion REIT                                         678,000                 167,638
Esprit Holdings                                        50,100                 265,944
Great Eagle Holdings                                   92,000                 112,444
Hang Lung Properties                                   47,000                 105,662
Sun Hung Kai Properties                                22,000                 194,914
                                                                      ---------------
Total                                                                         846,602
-------------------------------------------------------------------------------------


ITALY (3.2%)
Eni                                                    17,578                 371,739
Snam Rete Gas                                          20,974                 109,246
Telecom Italia                                         74,495                  91,522
                                                                      ---------------
Total                                                                         572,507
-------------------------------------------------------------------------------------


JAPAN (5.7%)
Nintendo                                                  900                 279,154
Nissan Motor                                           28,700                  86,504
Ono Pharmaceutical                                      9,400                 495,928
Oracle Japan                                            4,400                 175,212
                                                                      ---------------
Total                                                                       1,036,798
-------------------------------------------------------------------------------------


MEXICO (1.1%)
Grupo Continental                                     124,300                 190,409
-------------------------------------------------------------------------------------


NETHERLANDS (1.9%)
Aegon                                                  33,314                 174,198
Royal Dutch Shell Series B                              7,059                 167,508
                                                                      ---------------
Total                                                                         341,706
-------------------------------------------------------------------------------------


NORWAY (1.4%)
StatoilHydro                                            7,400                 127,642
Telenor                                                18,200                 118,896
                                                                      ---------------
Total                                                                         246,538
-------------------------------------------------------------------------------------


SINGAPORE (1.6%)
DBS Group Holdings                                     49,500                 285,139
-------------------------------------------------------------------------------------


SPAIN (2.4%)
Inditex                                                 4,519                 171,959
Telefonica                                             14,817                 262,647
                                                                      ---------------
Total                                                                         434,606
-------------------------------------------------------------------------------------


SWEDEN (2.6%)
Holmen Series B                                         5,234                 107,088
Skanska Series B                                       16,420                 139,950
SKF Group Series B                                     26,189                 218,977
                                                                      ---------------
Total                                                                         466,015
-------------------------------------------------------------------------------------


TAIWAN (4.2%)
Chunghwa Telecom ADR                                   11,760                 176,870
Delta Electronics                                      89,000                 139,289
HTC                                                    11,000                 104,121
Hung Poo Real Estate Development                      214,000                 123,583
Taiwan Semiconductor Mfg                              175,000                 214,467
                                                                      ---------------
Total                                                                         758,330
-------------------------------------------------------------------------------------


UNITED KINGDOM (16.6%)
Admiral Group                                          21,080                 273,215
Anglo American                                          7,288                 131,046
AstraZeneca                                             3,429                 132,080
BP                                                     53,746                 380,476
British American Tobacco                               15,323                 419,980
Cable & Wireless                                       57,276                 129,684
GlaxoSmithKline                                        12,678                 223,510
Home Retail Group                                      38,934                 115,410
Intl Power                                             51,649                 202,489
Natl Grid                                              25,182                 234,916
Pearson                                                29,927                 285,608
RSA Insurance Group                                    58,508                 110,977
Vodafone Group                                        101,998                 189,365
Wincanton                                              85,784                 189,422
                                                                      ---------------
Total                                                                       3,018,178
-------------------------------------------------------------------------------------


UNITED STATES (25.3%)
AllianceBernstein Holding LP                            2,736                  46,731
Altria Group                                            9,438                 156,105
AT&T                                                   22,630                 557,151
BP Prudhoe Bay Royalty Trust                            6,528                 475,174
Bristol-Myers Squibb                                   16,914                 362,128
Coca-Cola                                               3,615                 154,433
Diamond Offshore Drilling                               3,533                 221,731
JPMorgan Chase & Co                                     7,187                 183,340
KeyCorp                                                21,505                 156,556
Kinder Morgan Energy Partners LP                        6,733                 333,620
Kraft Foods Cl A                                        5,222                 146,477
Merck & Co                                             12,399                 353,991
Packaging Corp of America                              28,832                 409,414
Parkway Properties                                      5,308                  79,195
Pfizer                                                 22,940                 334,465
Philip Morris Intl                                      6,795                 252,434


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 THREADNEEDLE GLOBAL EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED STATES (CONT.)
Plum Creek Timber                                       5,011                $154,188
Reynolds American                                       5,450                 208,081
                                                                      ---------------
Total                                                                       4,585,214
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $19,320,189)                                                       $16,208,527
-------------------------------------------------------------------------------------





BONDS (3.0%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FINLAND (1.6%)
Talvivaara Mining
 Sr Unsecured
 (European Monetary Unit) Cv
 05-20-13                            5.25%            $500,000               $274,923
-------------------------------------------------------------------------------------


JERSEY (1.4%)
Intl Power Finance III
 (European Monetary Unit) Cv
 06-05-15                            4.75              300,000                260,201
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $500,697)                                                             $535,124
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%               934,441(d)             $934,441
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $934,441)                                                             $934,441
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN (2.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                      403,683                $403,683
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $403,683)                                                             $403,683
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $21,159,010)(e)                                                    $18,081,775
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:


                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Air Freight & Logistics                                                    1.0%             $189,422
Automobiles                                                                0.5                86,504
Beverages                                                                  3.1               561,681
Capital Markets                                                            0.3                46,731
Chemicals                                                                  1.7               305,225
Commercial Banks                                                           3.2               574,295
Communications Equipment                                                   0.8               137,349
Computers & Peripherals                                                    0.6               104,121
Construction & Engineering                                                 0.8               139,950
Containers & Packaging                                                     2.3               409,414
Diversified Financial Services                                             1.0               183,340
Diversified Telecommunication Services                                     9.4             1,700,577
Electric                                                                   1.4               260,201
Electronic Equipment, Instruments & Components                             0.8               139,289
Energy Equipment & Services                                                1.2               221,731
Food Products                                                              0.8               146,477
Gas Utilities                                                              0.6               109,246
Hotels, Restaurants & Leisure                                              1.0               176,568
Independent Power Producers & Energy Traders                               1.1               202,489
Insurance                                                                  4.9               885,569
Internet & Catalog Retail                                                  0.6               115,410
Machinery                                                                  2.0               364,578
Media                                                                      3.2               576,246
Metals                                                                     1.5               274,923
Metals & Mining                                                            1.9               337,863
Multi-Utilities                                                            2.6               470,137
Oil, Gas & Consumable Fuels                                               12.9             2,345,030
Paper & Forest Products                                                    0.6               107,088
Pharmaceuticals                                                           11.5             2,081,302
Real Estate Investment Trusts (REITs)                                      2.2               401,021
Real Estate Management & Development                                       3.5               640,042
Semiconductors & Semiconductor Equipment                                   1.2               214,467
Software                                                                   2.5               454,366
Specialty Retail                                                           2.4               437,903
Tobacco                                                                    5.7             1,036,600


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 THREADNEEDLE GLOBAL EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Transportation Infrastructure                                              0.6%             $117,131
Wireless Telecommunication Services                                        1.0               189,365
Other(1)                                                                   7.4             1,338,124
----------------------------------------------------------------------------------------------------
Total                                                                                    $18,081,775
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

NOTES TO PORTFOLIO OF INVESTMENTS



(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  At Jan. 31, 2009, security was partially or fully on loan.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(e) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $21,159,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $107,000
     Unrealized depreciation                                                      (3,184,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(3,077,000)
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some interpreting this information and/or using it for comparison with other mutual funds. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                           FAIR VALUE AT JAN. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                           $6,307,027       $11,774,748         $--        $18,081,775






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 THREADNEEDLE GLOBAL EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     THREADNEEDLE GLOBAL EXTENDED ALPHA FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.2%)
CSL                                                     2,830                 $66,697
-------------------------------------------------------------------------------------


BERMUDA (2.7%)
Accenture Cl A                                          2,100                  66,276
PartnerRe                                               1,325                  86,827
                                                                      ---------------
Total                                                                         153,103
-------------------------------------------------------------------------------------


CANADA (2.2%)
Barrick Gold                                            2,900                 109,247
ShawCor Cl A                                            1,400                  16,688
                                                                      ---------------
Total                                                                         125,935
-------------------------------------------------------------------------------------


DENMARK (1.0%)
Vestas Wind Systems                                     1,220(b)               58,770
-------------------------------------------------------------------------------------


FINLAND (0.8%)
Talvivaara Mining                                      18,830(b)               47,281
-------------------------------------------------------------------------------------


FRANCE (1.7%)
France Telecom                                          4,185                  93,767
-------------------------------------------------------------------------------------


GERMANY (5.9%)
Allianz                                                   670(d)               56,116
Linde                                                   1,690                 113,460
RWE                                                       860(d)               67,139
Siemens                                                 1,717                  96,673
                                                                      ---------------
Total                                                                         333,388
-------------------------------------------------------------------------------------


HONG KONG (3.4%)
Esprit Holdings                                         6,000                  31,850
Great Eagle Holdings                                   57,000                  69,667
Sun Hung Kai Properties                                10,000                  88,597
                                                                      ---------------
Total                                                                         190,114
-------------------------------------------------------------------------------------


JAPAN (5.0%)
Canon                                                   1,500                  40,949
Honda Motor                                             3,600                  82,776
Nintendo                                                  200                  62,034
Sony Financial Holdings                                    29                  95,629
                                                                      ---------------
Total                                                                         281,388
-------------------------------------------------------------------------------------


MEXICO (1.9%)
America Movil ADR Series L                              3,725                 106,200
-------------------------------------------------------------------------------------


NETHERLANDS (0.4%)
Fugro                                                     880                  23,775
-------------------------------------------------------------------------------------


RUSSIA (0.3%)
Mobile Telesystems ADR                                    800                  17,040
-------------------------------------------------------------------------------------


SINGAPORE (3.1%)
DBS Group Holdings                                     30,000                 172,811
-------------------------------------------------------------------------------------


SOUTH KOREA (1.0%)
Samsung Electronics                                       160                  55,640
-------------------------------------------------------------------------------------


SWITZERLAND (9.1%)
Nestle                                                  7,550                 261,013
Novartis                                                2,310                  94,952
Roche Holding                                             700                  98,303
Syngenta                                                  308                  59,585
                                                                      ---------------
Total                                                                         513,853
-------------------------------------------------------------------------------------


UNITED KINGDOM (9.4%)
Autonomy                                                5,350(b)               84,094
BG Group                                                8,080                 110,736
Tesco                                                  20,600                 106,418
Tullow Oil                                              9,000                  89,726
Vodafone Group                                         75,200                 139,613
                                                                      ---------------
Total                                                                         530,587
-------------------------------------------------------------------------------------


UNITED STATES (49.0%)
Aon                                                     1,500                  55,575
AT&T                                                    1,510                  37,176
AutoZone                                                  330(b)               43,854
Coca-Cola                                               1,550                  66,216
Comcast Cl A                                            7,040                 103,136
CVS Caremark                                            3,400                  91,392
Devon Energy                                            1,360                  83,776
Diamond Offshore Drilling                                 600                  37,656
Genzyme                                                 1,860(b)              128,191
Google Cl A                                               395(b)              133,719
HCC Insurance Holdings                                  3,300                  77,253
IBM                                                     1,730                 158,555
Johnson & Johnson                                       3,040                 175,377
KeyCorp                                                 5,000                  36,400
Laboratory Corp of America Holdings                     1,510(b)               89,392
Lowe's Companies                                        4,200                  76,733
Microsoft                                               6,390                 109,269
Occidental Petroleum                                      600                  32,730
Oracle                                                  6,920(b)              116,464
PepsiCo                                                 2,490                 125,073
Pfizer                                                 10,000                 145,800
Philip Morris Intl                                      2,365                  87,860
Praxair                                                 1,500                  93,390
Republic Services                                       2,700                  69,822
Synovus Financial                                       3,735                  14,791
Thermo Fisher Scientific                                2,590(b)               93,059
Travelers Companies                                     3,330                 128,672
Ultra Petroleum                                         2,100(b)               75,243
Union Pacific                                           2,600                 113,854
Valero Energy                                           3,400                  82,008
Wal-Mart Stores                                         2,000                  94,240
                                                                      ---------------
Total                                                                       2,776,676
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $6,793,357)                                                         $5,547,025
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%                65,325(e)              $65,325
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $65,325)                                                               $65,325
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (2.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                      121,319                $121,319
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $121,319)                                                             $121,319
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,980,001)(f)                                                      $5,733,669
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:


                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Automobiles                                                               1.5%              $82,776
Beverages                                                                 3.4               191,289
Biotechnology                                                             3.4               194,888
Chemicals                                                                 4.7               266,435
Commercial Banks                                                          4.0               224,002
Commercial Services & Supplies                                            1.2                69,822
Computers & Peripherals                                                   2.8               158,555
Diversified Telecommunication Services                                    2.3               130,943
Electrical Equipment                                                      1.0                58,770
Energy Equipment & Services                                               1.4                78,119
Food & Staples Retailing                                                  5.2               292,050
Food Products                                                             4.6               261,013
Health Care Providers & Services                                          1.6                89,392
Industrial Conglomerates                                                  1.7                96,673
Insurance                                                                 8.8               500,072
Internet Software & Services                                              2.4               133,719
IT Services                                                               1.2                66,276
Life Sciences Tools & Services                                            1.6                93,059
Media                                                                     1.8               103,136
Metals & Mining                                                           2.8               156,528
Multi-Utilities                                                           1.2                67,139
Office Electronics                                                        0.7                40,949
Oil, Gas & Consumable Fuels                                               8.4               474,219
Pharmaceuticals                                                           9.0               514,432
Real Estate Management & Development                                      2.8               158,264
Road & Rail                                                               2.0               113,854
Semiconductors & Semiconductor Equipment                                  1.0                55,640
Software                                                                  6.6               371,861
Specialty Retail                                                          2.7               152,437
Tobacco                                                                   1.6                87,860
Wireless Telecommunication Services                                       4.7               262,853
Other(1)                                                                  3.3               186,644
---------------------------------------------------------------------------------------------------
Total                                                                                    $5,733,669
---------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES


PORTFOLIO SWAP(1) OUTSTANDING AT JAN. 31, 2009



                                                                                    NEXT      NET UNREALIZED
COUNTERPARTY                            DESCRIPTION                              RESET DATE    APPRECIATION
------------------------------------------------------------------------------------------------------------
UBS           The Fund receives(pays) the total return on a custom basket of   Jan. 12, 2009      $(5,816)
              long(short) equity positions and pays(receives) a floating rate based on the 1-day LIBOR which is denominated in various
              foreign currencies based on the local currencies of the
              securities underlying the custom basket.
------------------------------------------------------------------------------------------------------------
Total                                                                                             $(5,816)
------------------------------------------------------------------------------------------------------------




(1) The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.
    The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).



See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2009



                                                 CURRENCY TO       CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED       BE RECEIVED      APPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------------------------------
Feb. 20, 2009                                        291,333        26,000,000           $--             $(1,731)
                                                 U.S. Dollar      Japanese Yen



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $6,980,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $50,000
     Unrealized depreciation                                                      (1,296,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(1,246,000)
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                   FAIR VALUE AT JAN. 31, 2009
                                                  -------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                            $3,245,733        $2,487,936         $--        $5,733,669
Other financial instruments*                                 --            (7,547)         --            (7,547)

---------------------------------------------------------------------------------------------------------------
Total                                                $3,245,733        $2,480,389         $--        $5,726,122
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     RiverSource Global Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 31, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date March 31, 2009